Segment reporting - Operating segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	¥ 75,912,651	$ 10,399,991	¥ 51,672,618	¥ 31,899,448
Cost of revenues	63,465,200	8,694,697	44,822,088	29,427,398
Gross profit	12,447,451	1,705,294	6,850,530	2,472,050
Research and development expenses	(9,720,213)	(1,331,664)	(8,369,207)	(5,446,320)
Selling, general and administrative expenses	(9,647,404)	(1,321,689)	(6,920,561)	(4,245,317)
Other operating income, net	459,743	62,985	261,188	67,764
Interest expense	(69,906)	(9,577)	(256,081)	(283,731)
Interest income	171,030	23,430	94,624	112,142
Investment income	726,973	99,595
Other (expenses) income, net	(105,849)	(14,500)	50,587	(31,679)
Loss before income tax expense and share of losses in equity method investments	(5,738,175)	(786,126)	(8,288,920)	(7,355,091)
Sales of batteries and other components
Segment Reporting Information [Line Items]
Net revenues	16,793,818	2,300,744	14,692,617	10,317,822
Cost of revenues	14,481,073	$ 1,983,899	13,808,131	9,226,025
Zeekr
Segment Reporting Information [Line Items]
Net revenues	58,051,686		35,614,648	20,577,054
Viridi
Segment Reporting Information [Line Items]
Net revenues	17,029,492		15,268,315	10,391,787
ZTE
Segment Reporting Information [Line Items]
Net revenues	831,473		789,655	930,607
Operating Segments
Segment Reporting Information [Line Items]
Net revenues	78,943,930		56,076,975	35,869,092
Cost of revenues	66,106,949		49,065,731	33,175,096
Gross profit	12,836,981		7,011,244	2,693,996
Research and development expenses	(10,371,192)		(8,286,259)	(5,665,695)
Selling, general and administrative expenses	(9,647,404)		(6,920,561)	(4,245,317)
Operating Segments | Zeekr
Segment Reporting Information [Line Items]
Net revenues	58,582,142		35,614,648	20,630,041
Cost of revenues	48,633,475		29,822,710	19,587,442
Gross profit	9,948,667		5,791,938	1,042,599
Research and development expenses	(9,314,259)		(8,027,863)	(5,554,174)
Selling, general and administrative expenses	(8,666,793)		(6,212,764)	(3,628,867)
Operating Segments | Viridi
Segment Reporting Information [Line Items]
Net revenues	18,011,444		18,203,200	12,799,124
Cost of revenues	15,624,844		17,248,985	11,628,709
Gross profit	2,386,600		954,215	1,170,415
Research and development expenses	(1,021,330)		(258,396)	(111,521)
Selling, general and administrative expenses	(646,905)		(549,456)	(432,271)
Operating Segments | Viridi | Sales of batteries and other components
Segment Reporting Information [Line Items]
Net revenues	662,124		2,871,045	2,402,657
Operating Segments | ZTE
Segment Reporting Information [Line Items]
Net revenues	2,350,344		2,259,127	2,439,927
Cost of revenues	1,848,630		1,994,036	1,958,945
Gross profit	501,714		265,091	480,982
Research and development expenses	(35,603)
Selling, general and administrative expenses	(333,706)		(158,341)	(184,179)
Elimination
Segment Reporting Information [Line Items]
Net revenues	(3,031,279)		(4,404,357)	(3,969,644)
Gross profit	(389,530)		(160,714)	(221,946)
Elimination | Zeekr
Segment Reporting Information [Line Items]
Net revenues	(530,456)			(52,987)
Elimination | Viridi
Segment Reporting Information [Line Items]
Net revenues	(981,952)		(2,934,885)	(2,407,337)
Elimination | ZTE
Segment Reporting Information [Line Items]
Net revenues	¥ (1,518,871)		¥ (1,469,472)	¥ (1,509,320)